Jul-19-04 10:51 From-NEW YORK STOCK EXCHANGE +2126565893 T-497 P.003/003 F-934

[redacted]

04039885

CERTNYS

Securities Operations

NYSE

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

July 19, 2004

JUL 19 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
SEP 02 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, BLACKROCK GLOBAL FLOATING RATE INCOME TRUST, Common Shares of Beneficial Interest. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on July 19, 2004. Tentative listing date – Not yet determined.

Sincerely,